ORIX Corporation Shareholders' Equity	12 Months Ended
Mar. 31, 2020
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
24. ORIX Corporation Shareholders’ Equity
Changes in the number of shares issued in fiscal 2018, 2019 and 2020 are as follows:

	Number of shares
	2018	2019	2020
Beginning balance	1,324,107,328	1,324,495,728	1,324,629,128
Exercise of stock options	388,400	133,400	0

Ending balance	1,324,495,728	1,324,629,128	1,324,629,128

The Japanese Companies Act (the “Act”) provides that an amount equivalent to 10% of any dividends resulting from appropriation of retained earnings be appropriated to the legal reserve until the aggregate amount of the additional paid-in
capital and the legal reserve equals 25% of the issued capital. The Act also provides that both additional paid-in
capital and the legal reserve are not available for dividends but may be capitalized or may be reduced by resolution of the general meeting of shareholders. However, if specified in the Company’s articles of incorporation, dividends can be declared by the Board of Directors instead of the general meeting of shareholders. In accordance with this, the Board of Directors of the Company resolved in May 2020 that a total of ¥51,493 million dividends shall be distributed to the shareholders of record as of March 31, 2020. The liability for declared dividends and related impact on total equity is accounted for in the period of such Board of Directors’ resolution.
The Act provides that at least
one-half
of amounts paid for new shares are included in common stock when they are issued. In conformity therewith, the Company has divided the principal amount of bonds converted into common stock and proceeds received from the issuance of common stock, including the exercise of warrants and stock acquisition rights, equally between common stock and additional paid-in
capital, and set off expenses related to the issuance from the additional paid-in
capital.
The amount available for dividends under the Act is calculated based on the amount recorded in the Company’s non-consolidated
financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, the amount available for dividends is ¥789,063 million as of March 31, 2020.
Retained earnings at March 31, 2020 include ¥114,496 million relating to equity in undistributed earnings of the companies accounted for by the equity method.
As of March 31, 2020, the restricted net assets of certain subsidiaries include regulatory capital requirements mainly for banking and life insurance operations of ¥14,116 million.